Changes in the Group- Acquisitions (Details) - Twisp Proprietary Limited - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2019
Disclosure Of Business Combinations [Line Items]
Fair value total		£ 25
Contingent consideration recognised as of acquisition date		£ 6
Consideration paid	£ 3